PROVISION FOR ENVIRONMENTAL REHABILITATION - Disclosure of provision for environmental rehabilitation (Details) - Provision for decommissioning, restoration and rehabilitation costs [Member] - CAD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [line items]
Beginning balance at January 1	$ 66,373	$ 97,914
Change in estimates	12,906	(31,644)
Accretion	550	1,577
Settlements	(728)	(1,409)
Foreign exchange differences	(118)	(65)
Ending balance at December 31	$ 78,983	$ 66,373